Leases (Details) - Schedule of Contractual Maturities of the Group’s Operating Lease Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2019
Schedule of Contractual Maturities of The Group Operating Lease Liabilities [Abstract]
Year ending June 30, 2024	$ 160,979
Year ending June 30, 2025	26,038
Year ending June 30, 2026	13,397
Total undiscounted lease obligations	200,414
Less: imputed interest	(4,933)
Lease liabilities recognized in the consolidated balance sheet	$ 195,481	$ 919,461	$ 31,890